Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2014	2013

Trade creditors	$94.0	$75.2
Other creditors and accruals	48.0	28.5

Total accounts payable and accrued liabilities	$142.0	$103.7